BANK CREDIT AND LOANS (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 21, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	May 18, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 ₪ / shares	Nov. 30, 2016 $ / shares	Jun. 16, 2016 USD ($)	May 15, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares
Schedule of Short-term and Long-term Debt [Line Items]
Warrant exercise price | $ / shares									$ 0.47
Discount on convertible note					$ 123
Accrued interest	$ 11				71	$ 115				$ 247
Loss on extinguishment of debt					37
Beneficial conversion feature					359
Total Long-term loans	$ 102									$ 2,988
Repayments of loan from shareholders		$ 2,988			2,988	5,030	$ 1,230
Interest paid		$ 247			658	2,106	57
Bank credit					575	2,416
Ordinary shares, par value | ₪ / shares								₪ 0.03			₪ 0.03	₪ 0.03
Convertible oustanding Ordinary shares | shares	115,700
Amortization of debt discount					1,116	$ 2,684	$ 43
Investor [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Warrants exercisable term, years				24 months
Interest rate additional rate over LIBOR			6.00%
Total Long-term loans			$ 3,175
Secured borrowings [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts					633
Line of credit, amounts utilized					633
Bank credit [Member] | Revolving Credit Facility [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts					2,250
Line of credit, amounts utilized					$ 575